Secured Borrowings (Fly Acquisition II Facility Narrative) (Details) (USD $)	1 Months Ended		3 Months Ended			12 Months Ended			12 Months Ended	1 Months Ended
	Jul. 31, 2013 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member]	Nov. 30, 2012 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member] item	Sep. 30, 2013 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member] item	Mar. 31, 2013 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member] item	Dec. 31, 2013 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member] item	Jul. 03, 2013 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member]	Nov. 07, 2012 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member] Aircraft [Member]	Apr. 30, 2010 Note Liquidity Facility [Member]
Secured Borrowings (Textual) [Abstract]
Initiation date						Nov. 07, 2012
Maximum borrowing capacity							$ 450,000,000	$ 250,000,000
Maturity Date						Nov. 07, 2017
Extended availability period						Jul. 03, 2015
Availability period of credit facility		2 years
Addtional credit facility term	3 years	3 years
Final debt maturity date						Jul. 03, 2018
Commitment fee, percentage						0.75%				0.40%
Decrease in interest at LIBOR plus a margin for available period						(0.50%)
Interest at LIBOR plus a margin for available period						3.25%
Interest at LIBOR plus a margin for year 3 of loan term						3.75%
Interest at LIBOR plus a margin for year 4 of loan term						4.25%
Interest at LIBOR plus a margin for year 5 of loan term						4.75%
Additional borrowings from credit facility					44,400,000	195,600,000
Repayments of credit facility			66,200,000	43,800,000
Credit facility agreement outstanding principal balance			126,800,000			126,800,000
Number of aircraft financed			6			6
Number of aircraft refinanced					2
Number of aircraft refinanced out			2	2
Percentage of depreciated purchase price consider for loan availability						72.50%
Useful life									25 years
Percentage of maintenance reserves						50.00%
Maximum age at time of funding									8 years
Required to maintain a cash collateral account with an amount equal the outstanding loan balance						2.00%
Fly Acquisition II and any of its subsidiaries defaults in respect of obligations in excess						$ 2,500,000
Obligation remains undischarged for a period						45 days